As Filed With The Securities And Exchange Commission on April 30, 2003.

File Nos. 2-52552 and 811-2539

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)

Pre-Effective Amendment No.	( )

Post-Effective Amendment No. 39	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	(X)

Amendment No. 28

FBR FUND FOR GOVERNMENT INVESTORS, Formerly Fund for Government Investors
(Exact Name of Registrant as Specified in Charter)

4922 Fairmont Avenue, Bethesda, Maryland 20814
(Address of Principal Executive Offices) (Zip Code)

(301) 657-1500
(Registrant's Telephone Number, Including Area Code)

 William Ginivan
Friedman, Billings, Ramsey Group, Inc.
1001 19th Street North
Arlington, VA  222209
(Name and Address of Agent for Service of Process)

Approximate Date of Commencement of the Proposed Public Offering of the Securities:

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b) of rule 485.
X	on May 1, 2003 pursuant to paragraph (b) (1) (v) of rule 485.
60 days after filing pursuant to paragraph (a) (1) of rule 485.
on (date) pursuant to paragraph (a) (1) of rule 485.
75 days after filing pursuant to paragraph (a) (2) of rule 485.
on (date) pursuant to paragraph (a) (2) of rule 485.

Friedman Billings Ramsey

FBR FUND for GOVERNMENT INVESTORS

A Money Market Fund

Prospectus

May 1, 2003

As with all mutual funds, the Securities and Exchange Commission has not judged whether this Fund is a good investment or whether the information in this prospectus is adequate or accurate.  Anyone who indicates otherwise is committing a Federal crime.

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INVESTMENT OBJECTIVES, PRINCIPAL
INVESTMENT STRATEGIES, and RELATED RISKS

Fund Investment Objective
FBR Fund for Government Investors (the "Fund") seeks current income consistent with liquidity and preservation of capital.

Principal Fund Investment Strategy
In attempting to achieve its objective, the Fund invests, under normal circumstances, at least 95% of its total assets in fixed-rate and floating-rate short-term instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements secured by such instruments. The Fund's portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value ("NAV") of $1.00 per share. These include requirements relating to the credit quality, maturity, and diversification of the Fund's investments.  For example, to be an eligible investment for the Fund, a security must have a remaining maturity of 397 calendar days or less.  The Fund must also maintain a dollar-weighted average portfolio maturity of 90 days or less.

In managing the Fund's portfolio, the Fund's investment adviser, Money Management Advisers, Inc. (the "Adviser"), considers economic conditions and interest rate trends in determining which securities to purchase.

Principal Risks of Investing in the Fund

General. Loss of money is a risk of investing in the Fund. While money market funds are designed to be relatively low risk investments, they are not entirely free of risk.  There is no assurance that the Fund will meet its investment objective. Although the Fund seeks to preserve the net asset value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.  Also, an investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Interest rate risk. The U.S. Government does not guarantee the market value or the current yield of government securities.  Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates.  When interest rates rise, the market values of money market instruments decline; when interest rates decline, the market values of money market instruments increase. Thus, the Fund's yield fluctuates daily in response to changes in interest rates and as investments in the Fund's portfolio mature and are replaced with new investments bearing current interest rates.  The price volatility of money market instruments also depends on their maturities and durations.  Generally, the longer the maturity and duration of a money market instrument, the greater its sensitivity to interest rates.

Credit risk. Debt securities are subject to the possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's rating, the higher its credit risk. Because the Fund intends to invest 95% of its investments in U.S. Government securities, it is unlikely that a Fund investment will default. However, not all government securities are backed by the full faith and credit of the United States. Some are backed only by the credit of the issuing agency or instrumentality.

Additional Fund Investment Strategies

Securities Lending. In order to generate additional income, the Fund may lend portfolio securities to certain qualified institutional investors (i.e. brokers, banks or other financial institutions) who pay the Fund negotiated lender fees. In exchange, the Fund will receive cash or securities collateral equal to at least 100% of the value of the securities loaned. Any cash collateral received by the Fund in connection with securities lending may be invested in a variety of short-term instruments.

A risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligations to return the securities. In the event of a default or bankruptcy by a borrower, the Fund will promptly liquidate collateral. However, the exercise of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale of collateral on a default of the borrower are less than the borrower's obligation, the Fund could suffer a loss.

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Other Types of Investments. While not a principal strategy, the Fund may invest, to a limited extent, in other types of investments not issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

FUND PERFORMANCE

Risk/Return Bar Chart and Table
The bar chart and table below provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each of the last 10 calendar years. The table shows the Fund's average annual returns for different calendar periods. Returns shown assume reinvestment of dividends and distributions.

Please keep in mind that how the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.

Best Quarter:  1.39%    4th Qtr of 2000                  Worst Quarter:  0.20%    4th Qtr of 2002

The Fund's year-to-date total return as of March 31, 2003 was 0.14%.

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Performance Table
Average Annual Total Returns
(for Periods Ended December 31, 2002)

One Year	1.03%
Five Years	3.57%
Ten Years	3.76%

Yields
(as of December 31, 2002)

7-Day	0.62%
7-Day Effective	0.62%

For current yield information please call 1-800-622-1386.

FEES and EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees*	0.50%
Other Expenses**	0.35%
Total Annual Fund Operating Expenses*	0.85%
Less Contractual Fee Waiver*	(0.10)%
Net Expenses	0.75%

* Effective April 1, 2003, the Adviser has contractually agreed to waive a portion of its Management Fee in an amount equal to 0.10% for such period as the fee payable by the Fund under its administrative services agreement is 0.35%. Had this waiver been in affect during the prior fiscal year, the management fee paid by the Fund would have been 0.40%.

**Other Expenses has been restated to reflect current fees.

If your monthly account balance falls below  $1,000 you may be charged a $5 fee.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends are reinvested, and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$ 77	$ 240	$ 417	$ 930

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FUND MANAGEMENT

Investment Adviser
Money Management Advisers, Inc. ("Adviser"), a Delaware corporation located at 1001 Nineteenth Street North, Arlington, Virginia 22209, serves as the Fund's investment adviser. Prior to January 1, 2002, the Adviser was a District of Columbia limited partnership known as Money Management Associates, L.P. The Adviser is a wholly-owned subsidiary of FBR National Bank & Trust ("FBR National"), the Fund's administrator, custodian, fund accounting and transfer agent.  The Adviser and FBR National are both wholly-owned subsidiaries of Friedman, Billings, Ramsey Group, Inc.

Established in 1974, the Adviser is registered with the Securities and Exchange Commission ("SEC") as an investment adviser and has served as the Fund's adviser since the Fund commenced operations on February 14, 1975. Subject to the general supervision of the Fund's Board of Trustees, the Adviser manages the investment and reinvestment of the assets of the Fund and is responsible for the overall management of the Fund's business affairs.

As of March 31, 2003, the Adviser (who manages five no-load mutual funds) and its asset management affiliates, manage approximately $8.1 billion of gross assets (including leverage) for numerous clients including individuals, banks and thrift institutions, investment companies, pension and profit sharing plans and trusts, estates and charitable organizations, and private partnerships.

Under an agreement with the Adviser, the Fund pays a management fee at an annual rate based on the Fund's net assets as follows:

              0.50% of the first $500 million;
              0.45% of the next $250 million;
              0.40% of the next $250 million; and
              0.35% of the net assets over $1 billion.

For the year ended December 31, 2002, the Fund paid the Adviser investment advisory fees of 0.50% of the average daily net assets of the Fund.

SHAREHOLDER INFORMATION

Facts To Know Before You Invest:

  The minimum initial investment in the Fund is $2,000.

  Retirement accounts may be opened with a $1,000 minimum investment.,

  Additional investments must be at least $100.

  There are no sales charges.

  The Fund reserves the right to reject any purchase order and vary the initial and subsequent investment minimums at any time.

  All shares are electronically recorded; the Fund will not issue certificates.

  A $10 fee may be charged for items returned for insufficient or uncollectible funds.

  There is a $10 foreign check fee.

  The Government securities market in which the Fund buys and sells its securities usually requires immediate settlement in Federal funds for all transactions.  Payments received by bank wire will begin earning dividends the same day provided the order is received prior to 12 P.M., Eastern time.  Payment for the purchase of Fund shares received after 12 P.M., Eastern time will begin earning dividends the following business day.

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How to Invest In The Fund

Purchasing Shares:

By Mail
Complete an application and forward it with payment by check or Federal Reserve Draft payable to the order of "FBR Fund for Government Investors" to:

FBR National Bank & Trust
4922 Fairmont Avenue
Bethesda, Maryland  20814

You may make additional purchases of shares by mailing a check or Federal Reserve Draft payable to the order of "FBR Fund for Government Investors" to the same address. The name of the Fund must appear on the check or Federal Reserve Draft.  Federal Reserve Drafts are available at national banks or any state bank that is a member of the Federal Reserve System. No cash, money orders, traveler's checks, third party checks, credit card checks or other checks deemed to be high-risk checks will be accepted.

By Bank Wire
Speak to the branch manager of your bank.  Request a transfer of Federal funds to FBR National, instructing the bank to wire transfer the money before 12:00 P.M., Eastern time to:

FBR National Bank & Trust
Bethesda, Maryland
Routing # 0550-71084

Specify the Fund name, your account number (if assigned), and the name(s) in which the account is registered.

After instructing your bank to transfer Federal funds, you must telephone Shareholder Services at 800.622.1386 or 301.657.1510 between 8:30 A.M. and 4:30 P.M. Eastern time and tell us the amount you transferred and the name of the bank sending the transfer.  Your bank may charge a fee for its services.  Remember that it is important to complete the wire transfer before 12:00 P.M., Eastern time to begin earning dividends on the day of the purchase.

Through Brokers
You may also invest in the Fund by purchasing shares through an authorized third party, such as a registered broker-dealer, bank or other financial institution that purchases securities for its customers.  When an authorized third party accepts an order, the Fund will be deemed to have received the order.  Orders accepted by an authorized third party will be priced at the Fund's net asset value next computed after acceptance.  Such third parties who process orders may charge a fee for their services.  Certain third party organizations may receive compensation from the Fund's transfer agent or the Fund's Adviser for the shareholder services they provide.

How To Redeem Your Investment

Redeeming Shares:

By Telephone

Contact Shareholder Services at
800.622.1386
between the hours of 8:30 A.M. and 4:30 P.M. Eastern time

For your protection, we will take measures to verify your identity by requiring verification of the Tax Identification Number on the account prior to acting on telephone instructions and may also record telephone transactions.  A written confirmation will be mailed to you within five business days after your redemption.  Please note that we may terminate or modify telephone redemption privileges upon 60 days notice.

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By Mail or Fax

Mail your instructions for redemption to:	Fax your instructions for redemption to:

FBR National Bank & Trust	301.657.1520
4922 Fairmont Avenue	Attn: Shareholder Services
Bethesda, MD 20814
Attn: Shareholder Services

Include the following information in your redemption request:

  the name of the Fund and account number you are redeeming from;

  your name(s) and address as it appears on your account;

  the dollar amount or number of shares you wish to redeem;

  your signature(s) as it appears on your account; and

  a daytime telephone number.

Check Writing Privileges

You may also elect to redeem shares by draft check (minimum check - $250) made payable to the order of any person or institution.  Upon the Fund's receipt of a completed signature card, you will be supplied with draft checks that are drawn on your Fund account and are paid through FBR National. Please note that you may not close your account by draft check.

The Fund reserves the right to change or suspend the checking service and to charge for the reorder of draft checks.  These draft checks cannot be certified, nor can these checks be negotiated for cash at FBR National.  There will be a $10 charge for each stop payment request on draft checks.  Investors using draft checks will be subject to the same rules and regulations that FBR National applies to checking accounts.

Additional Information You Should Know When You Redeem:

  You may receive redemption proceeds by bank wire, check, or through the Automated Clearing House System ("ACH"). For redemptions by bank wire, we will, upon instruction, wire transfer the amount specified to your commercial bank or brokerage account specified in your account application.  For bank wire redemptions less than $5,000, a $10 wire fee may be assessed.

  If you request payment of redemptions to a third party or to a commercial bank not specified on your original account application, the request must be in writing and your signature must be guaranteed by an eligible institution (eligible institutions generally include banking institutions, securities exchanges, associations, agencies or broker/dealers, and "STAMP" program participants).

  Redemption checks will be issued within seven days, normally one business day.  However, withdrawal requests on investments that have been made by check may be delayed up to ten calendar days following the investment or until the check clears, whichever occurs first. This delay is necessary to assure us that investments made by check are good funds.  You will receive redemption proceeds promptly upon confirmation of receipt of good funds.

  If your monthly account balance falls below $1,000 you may be charged a $5 fee.  The fee will not be imposed on tax-sheltered retirement plans or accounts established under the Uniform Gifts or Transfers to Minors Acts. Additionally, your account may be redeemed after 60 days' written notice to you if your account's net asset value falls below $1,000.

  The right of redemption may be suspended, or the date of payment postponed during the following periods: (a) periods during which the New York Stock Exchange ("NYSE") is closed (other than customary weekend or holiday closings); (b) periods when trading on the NYSE is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable; or (c) for such other periods as the SEC, by order, may permit for protection of the Fund's investors.

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ADDITIONAL INFORMATION ABOUT THE FUND

Exchanging Fund Shares
You may exchange your shares of the Fund for shares of any of the following FBR Funds:

  FBR American Gas Index Fund
  FBR Small Cap Financial Fund
  FBR Financial Services Fund
  FBR Small Cap Value Fund
  FBR Technology Fund
  FBR Tax-Free Money Market Portfolio
  FBR Maryland Tax-Free Portfolio
  FBR Virginia Tax-Free Portfolio
  FBR Total Return Bond Fund

You should obtain and read the current prospectus of the fund you want to acquire in an exchange by calling 800.622.1386. The fund you are exchanging into must be available for sale in your state and the registration for both accounts must be identical. Exchanges will be effected at the respective net asset values of the funds involved as next determined after receipt of the exchange request. The exchange privilege may be modified or withdrawn at any time and is subject to certain limitations.

For federal income tax purposes, an exchange is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your own tax adviser concerning the tax consequences of an exchange.

If an exchange is to a new fund, the dollar value of shares acquired must meet that fund's minimum investment for a new account; if the exchange is to an existing account, the dollar value must equal or exceed the Fund's minimum for subsequent investments.  Any amount that remains in your Fund account after an exchange must not drop below the minimum account value required by the Fund.

Pricing of Fund Shares
The price of the Fund's shares on any given day is its net asset value per share.  This figure is computed by dividing the total amortized value (which approximates market value) of the Fund's investments and other assets, less any liabilities, by the number of fund shares outstanding. The net asset value per share of the Fund is determined as of 12:00 P.M. Eastern time on days when the "NYSE" and the custodian bank are open for business or during periods when the NYSE is subject to unscheduled closings and the custodian bank is open.

The value of the Fund's portfolio of securities is determined on the basis of fair value as determined in good faith by the Fund's Trustees or at their direction.  In determining fair value, the Fund uses the amortized cost method of valuing the securities in its portfolio, which method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  The purpose of this method of calculation is to facilitate the maintenance of a constant Fund net asset value per share of $1.00.  Since the Fund commenced operations in 1975, it has had a constant net asset value of $1.00; however, there is no assurance the $1.00 net asset value will be maintained in the future.

Dividends and Distributions
Dividends of the Fund are declared each day the Fund is open for business and paid monthly.  Dividends of the Fund will automatically be reinvested in additional shares (including fractional shares where necessary) unless you elect to receive the dividends in cash.  Dividends paid in cash to those investors so electing will be mailed on the second business day of the following month.  Account statements showing dividends paid will be mailed to shareholders monthly.

Dividends reflect daily net income, which generally consists of accrued interest and accretion of discount less amortization of premium and expenses of the Fund.  The Fund does not expect to have capital gain distributions.

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"Undeliverable" or "Uncashed" Dividend Checks
If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as "undeliverable" or (2) remains uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment (normally $1.00).  In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and then reinvested in the Fund at the per share net asset value determined as of the date of cancellation (normally $1.00).

Tax Consequences of Investing

Taxability of Distributions
As long as the Fund meets the requirements for being a tax-qualified regulated investment company, which the Fund intends to do, the Fund pays no federal income tax on the earnings distributed to shareholders. Dividends and short-term capital gains (if any) you receive, whether reinvested or taken as cash, are generally considered taxable as ordinary income unless you hold your shares in an individual retirement account, 403(b) account, 401(k) account or other tax-deferred account.  The Form 1099 that is mailed to you each January details your dividends and their federal tax status, although you should verify your tax liability with your tax professional.

Taxability of Transactions
Any time you sell or exchange shares of the Fund, it is considered a taxable event for you.  For example, if you exchange shares of the Fund for shares of another FBR fund, the transaction would be treated as a sale.  Consequently, any gain resulting from the transaction would be subject to federal income tax.  If the Fund maintains a stable share price of $1.00 per share, your redemption or exchange of Fund shares will not result in recognition of any taxable gain or loss.

Shareholders are required by law to certify that their tax identification number is correct and that they are not subject to back-up withholding.  In the absence of this certification, the Fund is required to withhold taxes at the rate of 30% on dividends, capital gain distributions, and redemptions.  Shareholders who are non-resident aliens may be subject to a withholding tax on dividends earned.

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FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that you would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

	For The Years Ended December 31,
	2002	2001	2000	1999	1998
Per Share Operating Performance: Net Asset Value - Beginning of Year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from Investment Operations: Net Investment Income	0.01	0.03	0.05	0.04	0.04

Distributions to Shareholders: From Net Investment Income	(0.01)	(0.03)	(0.05)	(0.04)	(0.04)

Net Asset Value - End of Year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return	1.03%	3.25%	5.27%	3.97%	4.34%

Ratios to Average Net Assets: Expenses Net Investment Income	0.75% 1.03%	0.75% 3.25%	0.75% 5.17%	0.74% 3.90%	0.74% 4.26%

Supplementary Data: Number of Shares Outstanding at End of Year with a Net Asset Value of $1 (in thousands)	454,247	484,682	555,711	492,627	571,742

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ADDITIONAL INFORMATION

FBR FUND FOR GOVERNMENT INVESTORS

Additional information about the Fund is available free of charge, upon request, in the following forms:

- Statement of Additional Information--additional information about the Fund's operations. The information presented in the Statement of Additional Information is incorporated by reference into this prospectus.

- Annual Report--additional information about the Fund's investments and a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

- Semi-Annual Report--additional information about the Fund's investments.

To request a free copy of any of the materials described above, or to make other inquiries, contact us:

By telephone:	800.622.1386

By mail:	FBR Fund for Government Investors
4922 Fairmont Avenue
Bethesda, Maryland 20814

On the Internet:	www.fbr.com\funds\

Information about the Fund (including the Fund's Statement of Additional Information) can also be reviewed and copied at the Securities Exchange Commission's ("SEC") Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 202.942.8090. Reports and other information about the Fund are available on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

FBR Fund for Government Investors Investment Company Act File No. 811-2539

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FBR FUND for GOVERNMENT INVESTORS
4922 Fairmont Avenue, Bethesda, Maryland  20814
800.622.1386
301.657.1510

Statement of Additional Information
May 1, 2003

This Statement of Additional Information is not a Prospectus.  It should be read in conjunction with the Fund's Prospectus, dated May 1, 2003.   A copy of the Fund's Prospectus may be obtained without charge by writing or telephoning the Fund at the above address or telephone numbers.

The audited financial statements of the Fund for the fiscal year ended December 31, 2002, are included in the Fund's 2002 Annual Report to Shareholders, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference.  Copies of the Fund's 2002 Annual Report are available, without charge, by request by writing or telephoning the Fund at the above address or telephone numbers.

FUND ORGANIZATION, INVESTMENTS and RISKS

Organization

FBR Fund for Government Investors (the "Fund") is an open-end, diversified management investment company originally incorporated in the State of Maryland on October 29, 1974 and reorganized under the laws of the State of Delaware as a statutory trust pursuant to a Declaration of Trust dated January 25, 1996.  Prior to April 30, 2002, the Fund's name was Fund for Government Investors. The beneficial interest in the Fund is divided into transferable shares of one or more separate and distinct series or classes of a series as the Fund's Board of Trustees shall from time to time create and establish.  Presently, there is only one series and one class of such series.  The number of shares of each series, and class thereof, authorized is unlimited. All shares issued, including shares issued in connection with a dividend in shares or a split or reverse split of shares, have no par value and are fully paid and nonassessable. Each outstanding share is entitled to one vote for each full share and a fractional vote for each fractional share.  Each such share and fractional share has equal rights with respect to dividends and liquidation preferences.  On any matter submitted to a vote of shareholders, all shares of the Fund then issued and outstanding and entitled to vote, are voted separately by individual series, except (i) when required by the Investment Company Act of 1940 ("1940 Act"), shares shall be voted in the aggregate and not by individual series; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such affected series shall be entitled to vote thereon.

Investments

U.S. Government Securities
There are three major classifications of U.S. Government securities in which the Fund may invest:

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Treasury.  U.S. Treasury securities differ only in their interest rates, maturities, and dates of issuance.  Treasury Bills have maturities of one year or less.  Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.  Yields on short-, intermediate-, and long-term U.S. Treasury securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation.

Government Agency Securities
Government agency securities, often called agencies, are indirect obligations of the U.S. government, and are issued by federal agencies and government-sponsored corporations under authority from Congress.  Government agency securities may be backed by the full faith and credit of the federal government, which is the case with Government National Mortgage Association and Small Business Administration certificates, but are more often issued or guaranteed by the sponsoring agency.  Examples of government agency securities include Export-Import Bank of the United States, the Federal Home Loan Banks, and the Federal Farm Credit System Banks.

Government-Sponsored Enterprises
Government-sponsored enterprises are characterized as being privately owned and publicly chartered.  These entities were created by the U.S. Government to help certain important sectors of the economy reduce their borrowing costs.  The U.S. Government does not directly back government-sponsored enterprise securities, although in some instances, government-sponsored enterprise securities may benefit from indirect support. The Federal National Mortgage Association and Fannie Mae are examples of government-sponsored enterprise securities.

Risks Associated with Investing in U.S. Government Securities
The U.S. Government is considered to be the best credit-rated issuer in the debt markets.  Since Treasury securities are direct obligations of the U.S. Government, there is minimal credit risk.  While most other government-sponsored securities are not direct obligations of the U.S. Government (although some are guaranteed by the U.S. Government), they also offer little credit risk.  However, another type of risk that may effect the Fund is market and/or interest rate risk.  For example, debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. Government securities generally varies inversely with changes in market interest rates.  An increase in interest rates, therefore, would generally reduce the market value of portfolio investments of the Fund, while a decline in interest rates would generally increase the market value of portfolio investments of the Fund.

Repurchase Agreements

A Description of a Repurchase Agreement
A repurchase agreement is an agreement where a Fund acquires a security from a commercial bank or broker/dealer with the understanding that the Fund will sell the instrument back at an agreed-upon price and date (normally, the next business day).   Essentially, a repurchase agreement may be considered a loan backed by securities.  The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by the Fund.  In these transactions, the value of the securities acquired by the Fund (including accrued interest earned) must be greater than the value of the repurchase agreement itself.  The securities are held by the Fund's custodian bank until repurchased.

Reasons to Use Repurchase Agreements
The Fund may invest in repurchase agreements with financial institutions to generate income from the Fund's excess cash balances.   It is the current policy of the Fund to invest in repurchase agreements that mature within seven days. If the Fund chooses to invest in repurchase agreements, the agreements will normally mature within 7 days.  The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Fund's investment adviser, liquidity or other considerations so warrant.

Risks of Repurchase Agreements
The use of repurchase agreements involves certain risks.  For example, if the other party to the agreement defaults on its obligations to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss when the security is sold.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund.  Consequently, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Fund's investment adviser acknowledges these risks, it is expected that these risks can be controlled through monitoring procedures.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored.  In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned in the repurchase agreement.

INVESTMENT LIMITATIONS

The following paragraphs detail the Fund's investment limitations.  These limitations are fundamental and may not be changed without prior approval of a majority of the Fund's outstanding voting shares.  As defined in the 1940 Act, the term "majority" means the vote of the lesser of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

As stated in the Fund's Prospectus, the Fund intends to invest, under normal circumstances, at least 95% of its total assets in instruments issued or guaranteed by the U.S. Government Securities, its agencies or instrumentalities and in repurchase agreements secured by such securities.   To a limited extent, the Fund may invest in other types of securities.

The Fund may not borrow money, except that as a temporary measure the Fund may borrow money to facilitate redemptions.  Such a borrowing may be in an amount not to exceed 30% of the Fund's total assets, taken at current value before such borrowing.  The Fund may borrow only to accommodate requests for redemption of shares of the Fund while effecting an orderly liquidation of portfolio securities.  The Fund may not purchase a portfolio security if a borrowing by the Fund is outstanding.  Additionally, the Fund may not issue senior securities, sell securities short, write options, underwrite securities of other issuers, commodities or commodity contracts, or loan money to others (except securities under repurchase agreements).  The Fund may not purchase or sell real estate; however, the Fund may invest in mortgage-backed securities issued by federal agencies and government-sponsored enterprises.

TRUSTEES and OFFICERS

Board of Trustees
A Board of Trustees governs the Fund.  The Trustees are responsible for overseeing the management of the Fund's business affairs and play a vital role in protecting the interests of Fund shareholders.  Among other things, the Trustees approve and review the Fund's contracts and other arrangements and monitor Fund performance and operations.  There are currently five Trustees, four of whom are not "interested persons" of the Fund within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

Information about the Trustees of the Fund is included in the following table. Unless otherwise stated, the address for each Trustee is 4922 Fairmont Avenue, Bethesda, MD 20814.

Name, Age, Address	Term of Office* Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios Overseen in the Fund and Fund Complex**	Other Directorships
Independent Trustees
Louis T. Donatelli, 70	Since June 2000	Chairman of Donatelli and Klein, Inc., engaged in the acquisition of real estate, primarily office buildings and multi‑family housing projects since 2001to present (President 1973-2001).	12	None.
F. David Fowler, 70	Since June 2000	Retired, 1997. Private investor. Dean, The George Washington University School of Business and Public Management, 1992-1997.	12	MicroStrategy
Mitchell A. Johnson, 61	Since October 2001	President, MAJ Capital Management, Inc., a private investment firm, June 1994 to present.	5	Federal Agricultural Mortgage Corporation and Citizens Funds (10 portfolios)
Michael A. Willner, 47	Since June 2000	CEO, AlphaGrip, Inc., January 2001 to present. President, Catalyst Advisers, Inc., a news organization, from September 1996 to December 2000.	12	None.
Interested Trustee+
Webb C. Hayes, IV, 55 1001 19th Street North Arlington, VA 22209	Trustee, Chairman and President Since October 2001	Senior Managing Director, Friedman, Billings, Ramsey & Co., Inc. and head of the Private Client Group since 1999. Director of the Adviser since April 2001. Vice Chairman, United Bank 1997-1999. President and Chief Executive Officer, George Mason Bank, NA 1995-1997. Chairman and CEO, Palmer National Bancorp. 1984-1995. Director of FBR Fund for Tax-Free Investors, Inc. and FBR Rushmore Fund, Inc. since October 2001.	5	Chairman and Director of FBR National Bank & Trust ("FBR National").

*      Each of the Trustees serves for an indefinite term of office until his successor is elected and qualifies.** "Fund Complex" consists of all mutual funds advised Friedman, Billings, Ramsey Group, Inc. ("FBR Group") and its affiliate advisers.
+     Mr. Hayes is an Interested Trustee due to his position with an affiliate of the Adviser.

The Trustees presently have an audit committee.  The members of the committee are Messrs. Donatelli, Willner, Johnson and Fowler.  The function of the audit committee is to recommend the independent auditors and review and report on accounting and financial matters relating to the Fund.  During the year ended December 31, 2002, the audit committee met one time.

Remuneration of Trustees
The following table sets forth information regarding compensation of Trustees by the Fund for the fiscal year ended December 31, 2002.  All such fees were paid by FBR National pursuant to an Administrative Services Agreement with the Fund whereby FBR National pays all expenses of the Fund other than the advisory fee, extraordinary legal expenses and interest.

Name Trustee	Aggregate Compensation Paid from the Fund	Pension or Retirement Benefits Accrued	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex Paid to Trustees*

Louis T. Donatelli,	$3,976.33	$0	$0	$29,050.00
F. David Fowler,	$3,68620	$0	$0	$28,000.00
Mitchell A. Johnson,	$3,520.51	$0	$0	$10,561.53
Michael A. Willner,	$4,019.53	$0	$0	$29,000.00
Webb C. Hayes, IV,**	$0	$0	$0	$0

*  "Fund Complex" consists of all mutual funds advised by Friedman, Billings, Ramsey Group, Inc. ("FBR Group") and its affiliate advisers.
**Mr. Hayes receives no compensation for his service as Trustee due to his position with an affiliate of the Fund's Adviser.

Officers of the Fund
The officers of the Fund, their ages, addresses and principal occupations during the past five years, are as follows:

Name, Address and Age	Position(s) Held With the Fund, Term of Office* Length of Time Served	Principal Occupation During Past 5 Years
Susan L. Silva, 36 4922 Fairmont Avenue Bethesda, MD 20814	Vice President and Controller Since July 2002

Vice President, Mutual Fund Services, FBR National Bank & Trust since July 2002; Assistant Vice President, Fund Accounting, FBR National Bank & Trust since January 2001; Vice President and Controller of FBR Fund for Government Investors, FBR Fund for Tax-Free Investors, Inc., FBR American Gas Index Fund, Inc., and The FBR Rushmore Fund, Inc., since July 2002. Employee of FBR National Bank & Trust since January 2000. Assistant Treasurer of Legg Mason Global Trust and Assistant Secretary of five Legg Mason Funds, 1998-1999; Fund Accounting Manager, Legg Mason, Inc. from 1996 through 1999.

Dennis D. Delaney, 33 4922 Fairmont Avenue Bethesda, MD 20814	Secretary Since November 2002

Secretary of FBR Fund for Government Investors, FBR Fund for Tax-Free Investors, Inc., FBR American Gas Index Fund, Inc., and The FBR Rushmore Fund, Inc., since November 2002. Employee of FBR National Bank & Trust since July 2002. Supervisor of Fund Administration 2001 through 2002 and Senior Mutual Fund Accountant from 2000 through 2001 at Rydex Fund Services, Inc. Equity and Fixed Income Trading Support Analyst at Koch Industries from 1997 through 2000.

* Officers of the Fund serve for one year and until the successors are chosen and qualify.

Officers' and Trustees' Ownership of Fund Shares
As of March 31, 2003, the officers and Directors of the Fund, as a group, owned, of record and beneficially, less than 1% of the outstanding shares of the Fund.  As of December 31, 2002, the dollar range of equity securities owned by each Trustee in the Fund and the fund complex was as follows:

	Dollar Range of Equity Securities	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Director in Family of Investment Companies
Independent Directors
Louis T. Donatelli	Over $100,000	Over $100,000
F. David Fowler	None	$1-$10,000
Mitchell A. Johnson	None	$1-$10,000
Michael A. Willner	None	Over $100,000
Webb C. Hayes, IV	None	None

CONTROL PERSONS and PRINCIPAL HOLDERS of SECURITIES

As of March 31, 2003, the following parties were the only owners of record of 5% or more of the shares of the Fund.

Shareholder Name and Address	Shares Held Outstanding	% Owned
National Automobile Dealers and Associates Retirement Trusts 8400 Westpark Drive McLean, VA 22102	24,932,843.880	5.03%

INVESTMENT ADVISORY and OTHER SERVICES

Investment Adviser
Money Management Advisers, Inc. (the "Adviser"), 1001 19th Street, North, Arlington, Virginia 22209, has served as the Fund's investment adviser since the Fund's inception on February 14, 1975. Prior to January 1, 2002, the Adviser was known as Money Management Associates, L.P. The Adviser is a wholly-owned subsidiary of FBR National, the Fund's administrator, custodian, fund accounting and transfer agent.  The Adviser and FBR National are wholly-owned subsidiaries of FBR Group, Inc..

As of March 31, 2003, the Adviser manages approximately $624 million of net assets on behalf of the Fund and the other investment companies it advises. Together, the Adviser and its asset management affiliates manage approximately $8.1 billion of gross assets (including leverage) for numerous clients including individuals, banks and thrift institutions, investment companies, pension and profit sharing plans and trusts, estates and charitable organizations, and private partnerships.

Advisory Agreement
Pursuant to an Advisory Agreement between the Adviser and the Fund, the Adviser is responsible for the management of the Fund, provides investment oversight and supervision to the Fund, and is responsible for making investment decisions and placing orders for the purchase and sale of the Fund's investments.  Consistent with the requirements of the 1940 Act, the Advisory Agreement provides that the Adviser is not liable to the Fund for any mistake in judgment, or otherwise, except by reason of willful misfeasance, bad faith or negligence in the performance of the Adviser's duties or by reason of its reckless disregard of its obligations under the Advisory Agreement.  The Advisory Agreement may be terminated by the Fund without penalty upon 60 days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or upon 60 days' notice by the Adviser.  The Advisory Agreement will also terminate automatically in the event of its assignment, as defined in the 1940 Act.  The Advisory Agreement will remain in effect for two years from its effective date, and, unless earlier terminated, will continue from year-to-year thereafter, provided that each such continuance is approved annually (i) by the Board or by the vote of a majority of the outstanding voting securities of the Fund and, in either case, (ii) by a majority of the Independent Directors.

Board Approval of the Advisory Agreement. The Advisory Agreement for the Fund was last approved by the Trustees at an in-person meeting held October 31, 2002. Prior to approving the Advisory Agreement, the Board requested, and the Adviser provided, information deemed relevant to the Board's consideration of the renewal of the Agreement.  Such written materials included information concerning the organization of the Adviser, the advisory services provided to the Fund, performance information for appropriate periods for the Fund, the current contractual advisory fee schedule for the Fund, and comparative fee and expense information.  The Board also considered at length the information that had been presented to the Board by the Adviser in the meeting during its in-person presentation.

Among the factors that the Trustees considered were (i) the nature and quality of the Adviser's services to the shareholders; (ii) the Adviser's profitability from managing the Fund; (iii) whether the Adviser realized economies of scale and shared them with the shareholders; (iv) any "fall-out benefits" realized by the Adviser (that is, whether it received other benefits from its relationship with the Portfolios Fund, such as soft dollars); (v) the level of fees, looking at the percentage of fees that comparable funds pay as well as the percentage of fees charged by the Adviser to similar clients; (vi) the Fund's requirements; (vii) whether the Adviser has waived any fees; (viii) the capabilities and financial soundness of the Adviser; (ix) current economic and industry trends; (x) historical factors involving the Adviser; and the responsiveness of management to the Trustees' concerns and requests for information.

Advisory Fees
For its services, the Adviser receives a fee at an annual rate based on the Fund's net assets as follows:

              0.50% of the first $500 million;
              0.45% of the next $250 million;
              0.40% of the next $250 million; and
              0.35% of the net assets over $1 billion.

The Adviser has contractually agreed to waive its fees or reimburse expenses for th Fund to the extent the Fund's expenses (exclusive of interest, taxes, brokerage commissions, extraordinary legal expenses or any other extraordinary expenses) exceed 1.00% of the Fund's average daily net assets. The agreement automatically renews for one-year terms unless the Adviser provides written notice to the Fund.

The Fund paid advisory fees to the Adviser of approximately $2,324,451, $2,532,383 and $2,675,918, for the fiscal years ended December 31, 2002, 2001 and 2000, respectively. The Adviser may pay, from its own resources, broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares.

Administrator
Under an Administrative Services Agreement between the Fund and FBR National Bank & Trust, 4922 Fairmont Avenue, Bethesda, Maryland 20814, FBR National provides transfer agency, dividend-disbursing, fund accounting, custodial and administrative services to the Fund.  Effective April 1, 2003, Under the Administrative Services Agreement with FBR National, which has been approved by the Board of Trustees, FBR National receives an annual fee based on the size of the Fund's net assets as follows:

                $80,000 for assets equal to or less than $20 million;
                0.40% of assets greater than $20 million, but less than or equal to $100 million
                0.35% of assets greater than $100 million.

Prior to April 1, 2003, FBR National received an annual fee of 0.25% of the average daily net assets of the Fund.  For the fiscal years ended December 31, 2002, 2001 and 2000 the Fund paid the following administrative services fees to the FBR National:  $1,162,357, $1,270,070 and $1,347,960, respectively.

As the Administrator, FBR National is responsible for all costs of the Fund except for the investment advisory fee, extraordinary legal expenses, marketing costs outside of routine shareholder communications and interest costs.  Specifically, FBR National pays costs of registration of the Fund's shares with the Securities and Exchange Commission and the various states, all expenses of dividend and transfer agent services, outside auditing and legal fees, preparation of shareholders reports, certain expenses associated with shareholder servicing, and all costs incurred in providing custodial services.

Distributor.  Pursuant to a Distribution Agreement dated November 1, 2002 (the "Distribution Agreement"), the Board of Trustees of the Fund appointed FBR Investment Services, Inc. ("FBRIS") as the Fund's distributor.  FBRIS, located at 4922 Fairmont Avenue, Bethesda, Maryland, is an affiliate of the Adviser and serves as principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Fund which is renewable annually.  FBRIS promotes and sells shares of the Fund on a continuous, best efforts basis.

Independent Accountants. Independent certified public accountants, Deloitte & Touche LLP, 100 South Charles Street, Baltimore, Maryland 21201, are responsible for auditing the annual financial statements of the Fund.  The financial statements and the related financial statement highlights incorporated in this prospectus by reference from the FBR Fund for Government Investor's Annual Report have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Brokerage Allocation and Other Practices
The Fund expects that purchases and sales of portfolio securities generally will be principal transactions.  Portfolio securities are normally purchased on a net basis, which does not involve payment of brokerage commissions.  There will usually be no brokerage commissions paid by the Fund for such purchases. Brokers are selected based upon the Adviser's judgement as to brokers' ability to provide the Fund with best price and execution.

TAXATION OF THE FUND

The Fund currently qualifies, and will seek to continue to qualify, as a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes on the net investment income and capital gains that the Fund distributes to its shareholders.  The distribution of net investment income and capital gains by the Fund to a Fund shareholder will be taxable to the shareholder regardless of whether the shareholder elects to receive these distributions in cash or in additional shares.  Distributions reported to a Fund shareholder as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares.  Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund.  Distributions may be subject to state and local taxes.

If the Fund fails to qualify as a RIC for any taxable year, the Fund would be taxed in the same manner as an ordinary corporation.  In that event, the Fund would not be entitled to deduct the distributions which the Fund had paid to shareholders and, thus, would incur a corporate income tax liability on all of the Fund's taxable income whether or not distributed.  The imposition of corporate income taxes on the Fund would directly reduce the return a shareholder would receive from an investment in the Fund.

CALCULATION OF PERFORMANCE DATA

CALCULATION OF YIELD QUOTATIONS

7-Day Yield Quotation
The Fund's annualized current yield, as may be quoted in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes, the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).  The Fund's 7-Day yield for the period ended December 31, 2002 was 0.62%.

7-Day Effective Yield Quotation
The Fund also may communicate its annualized effective yield in advertisements and other communications to shareholders and potential investors.  An effective yield quotation is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The Fund's 7-Day effective yield for the period ended December 31, 2002 was 0.62%.

The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Fund in the future since the yield is not fixed.  Actual yields will depend not only on the type, quality, and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives.  However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Fund's yield fluctuates.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN QUOTATIONS

Fund performance may also be stated in terms of total return.  Under rules adopted by the SEC (the "SEC Rules"), Fund advertising stating performance must include total return quotes calculated according to the following formula:

P (1+T)[n] = ERV

Where:	P =	a hypothetical initial payment of $1,000.
	T =	average annual total return.
	n =	number of years.
	ERV=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1-, 5-, and 10-year periods or a shorter period dating from the inception.  In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at the Fund's net asset value (normally $1.00).  Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.  The average annual total return of the Fund for the 1-, 5- and 10-year periods ended December 30, 2002 are as follows:

One Year	1.03%
Five Years	3.57%
Ten Years	3.76%

Code of Ethics
Pursuant to Rule 17j-1 under the 1940 Act, the Trustees have adopted a Code of Ethics for the Fund and approved this same Code of Ethics for the Adviser based on a determination that the Code of Ethics contains provisions reasonably necessary to prevent access persons from violating Rule 17j-1 under the 1940 Act.

Financial Statements
Copies of the Fund's audited financial statements for the fiscal year ended December 31, 2002, may be obtained without charge by contacting the Fund at 4922 Fairmont Avenue, Bethesda, Maryland 20814, or by telephoning the Fund at 800.622.1386 or 301.657.1500.

PART C
OTHER INFORMATION

FBR Fund for Government Investors

ITEM 23.  Exhibits

(a)(1)	Declaration of Trust.1/
(a)(2)	Amendment to Declaration of Trust. 3/
(a) (3)	Amendment to Certificate of Trust. 3/
(b)	Bylaws of Registrant.1/
(c)	None.
(d)(1)	Investment Advisory Contract between Registrant and Money Management Advisers, Inc. 2/
(d)(2)	Amendment to Investment Advisory Contract between Registrant and Money Management Advisers, Inc. dated April 30, 2002. 3/
(d)(3)	Amendment to Investment Advisory Contract between Registrant and Money Management Advisers, Inc. dated November 1, 2002 (filed herewith).
(e)	Distribution Agreement between Registrant and FBR Investment Services, Inc. dated Novemeber 1, 2002 (filed herewith).
(f)	None
(g)	None.
(h)(1)	Administrative Services Agreement between Registrant and FBR National Bank & Trust dated November 1, 2002 (filed herewith).
(h)(3)	Expense Limitation Agreement between the Registrant and Money Management Associates, L.P. 2/
(h)(4)	Expense Waiver Agreement between the Registrant and Money Management Advisers, Inc. dated April 1, 2003 (filed herewith).
(i)	Opinion of Barham, Radigan, Suiters & Brown, P.C., regarding the legality of securities being registered. 1/
(j)	Consent of Deloitte & Touche LLP, independent public accountants for the Registrant (filed herewith).
(k)	None.
(l)	None.
(m)	None.
(n)	None.
(o)	None.
(p)	Code of Ethics of Registrant, Money Management Advisers. 2/

1/      Incorporated by reference to the Post-Effective Amendment No. 31 to the Registrant's Registration Statement filed on June 3, 1996.

2/      Incorporated by reference to the Post Effective Amendment No. 37 to the Registrant's Registration Statement filed on April 30, 2001.

3/      Incorporated by reference to the Post Effective Amendment No. 38 to the Registrant's Registration Statement filed on April 30, 2002.

ITEM 24.  Persons Controlled By or Under Common Control with the Fund

None.

ITEM 25.  Indemnification

The Fund's Declaration of Trust provides that officers and Trustees shall be indemnified by the Fund against liabilities and expenses of defense in proceedings against them by reason of the fact that they serve as officers or Trustees of the Fund or as an officer or director of another entity at the request of the entity.  The indemnification is subject to the following conditions:

(a)   no Trustee or officer is indemnified against all liability to the Fund or its security holders which was the result of any willful misfeasance, bad faith, gross negligence or reckless disregard of his duties;

(b)  officers and Trustees are only indemnified for actions taken in good faith which they believed were in or not opposed to the best interests of the Fund;

(c)   expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it is subsequently determined that they are entitled to indemnification.

The Declaration provides that if indemnification is not ordered by a court, it may be authorized upon determination by shareholders, by a majority vote of a quorum of the Trustees who were not parties to the proceedings or if a quorum is not obtainable, or if directed by a quorum of disinterested Trustees, by independent legal counsel in a written opinion that the persons to be indemnified have met the applicable standard.

In connection with the approval of indemnification to officers and Trustees, the Fund hereby undertakes in all cases where indemnification is not ordered by a court not to submit any proposed indemnification to a vote of its shareholders or Trustees unless it has obtained a legal opinion from independent counsel that the product of the persons seeking indemnification did not involve willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant, unless in the opinion of the Registrant's counsel the matter has been settled by controlling precedent, will submit to a court of appropriate jurisdiction the question whether such indemnification by the Registrant is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.  The Fund and its Trustees and officers are also insured for certain liabilities under a directors and officers/errors and omissions policy.

ITEM 26.  Business and Other Connections of the Investment Adviser

Money Management Advisers, Inc. ("MMA") provides advisory services to the Registrant and also serves as the investment adviser to The FBR Rushmore Fund, Inc. and FBR Fund for Tax-Free Investors, Inc., each regulated investment companies.  The directors and officers of the Adviser have held the following positions of a substantial nature:

Name	Position with Adviser	Occupation
Eric Billings	Director	Vice Chairman/Co-CEO - Friedman, Billings, Ramsey Group, Inc. ("FBR Group")
Robert Smith	Director	Chief Operating Officer - FBR Group
Webb Hayes	Director	Senior Managing Director - Friedman, Billings, Ramsey & Co., Inc. and FBR Investment Management, Inc., Chairman and Director - FBR National Bank & Trust
Betsy Piper/Bach	Vice President	Senior Vice-President - FBR National Bank & Trust
Karen C. Grau	Treasurer	Chief Financial Officer - FBR National Bank &Trust
Linda R. Paisley	Secretary	Chief Executive Officer - FBR National Bank & Trust

ITEM 27.  Principal Underwriters

(a)     FBR Fund for Tax-Free Investors, Inc.
         FBR Rushmore Fund, Inc.
         FBR American Gas Index Fund, Inc.
         FBR Family of Funds

(b)     FBR Investment Services, Inc. ("FBR Services") serves as principal underwriter to the Funds. The following information is provided with respect to each director, officer or partner of FBR Services:

Name and principal business address(1)	Positions and offices with FBR Services	Positions and offices with Registrant

Sothara Chin	President	None

(1) The address of each person is 4922 Fairmont Avenue, Bethesda, Maryland 20814.

ITEM 28.  Location of Accounts and Records
The physical location for all accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, is 4922 Fairmont Avenue, Bethesda, Maryland 20814 and 1001 19th Street North, Arlington, Virginia 22209.

ITEM 29.  Management Services
Not Applicable

ITEM 30.  Undertakings
None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Bethesda in the State of Maryland, on the 30th day of April, 2003.

                                                FBR Fund for Government Investors

                                                By:

                                                /s/ Webb C. Hayes, IV*
                                                Webb C. Hayes, IV Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
/s/ Webb C. Hayes, IV*	Chairman of the Board	April 30, 2003
Webb C. Hayes, IV	Trustee

/s/ Louis T. Donatelli*	Trustee	April 30, 2003
Louis T. Donatelli

/s/ F. David Fowler*	Trustee	April 30, 2003
F. David Fowler

/s/ Mitchell A. Johnson*	Trustee	April 30, 2003
Mitchell A. Johnson

/s/ Michael A. Willner*	Trustee	April 30, 2003
Michael A. Willner

/s/ Susan L. Silva	Vice President and Controller	April 30, 2003
Susan L. Silva

* Susan L. Silva, attorney in fact pursuant to a powers of attorney filed herewith.

POWER OF ATTORNEY
The FBR Fund for Government Investors

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Susan L. Silva and Patrick W.D. Turley, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in and all of his or her capacities as a Trustee of The FBR Fund for Government Investors (the "Fund"), a Delaware trust, to sign on his or her behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, filed by the Fund and any amendments and supplements thereto, and other documents in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, and each of them, may lawfully do or cause to be done by virtue hereof. This power of attorney hereby revokes any and all powers of attorney previously granted by the undersigned in connection with the aforementioned matters.

DATED this 31st day of October, 2002.

/s/ Webb C. Hayes, IV
Webb C. Hayes, IV

POWER OF ATTORNEY
The FBR Fund for Government Investors

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Susan L. Silva and Patrick W.D. Turley, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in and all of his or her capacities as a Trustee of The FBR Fund for Government Investors (the "Fund"), a Delaware trust, to sign on his or her behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, filed by the Fund and any amendments and supplements thereto, and other documents in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, and each of them, may lawfully do or cause to be done by virtue hereof. This power of attorney hereby revokes any and all powers of attorney previously granted by the undersigned in connection with the aforementioned matters.

DATED this 31st day of October, 2002.

/s/ Louis T. Donatelli
Louis T. Donatelli

POWER OF ATTORNEY
The FBR Fund for Government Investors

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Susan L. Silva and Patrick W.D. Turley, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in and all of his or her capacities as a Trustee of The FBR Fund for Government Investors (the "Fund"), a Delaware trust, to sign on his or her behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, filed by the Fund and any amendments and supplements thereto, and other documents in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, and each of them, may lawfully do or cause to be done by virtue hereof. This power of attorney hereby revokes any and all powers of attorney previously granted by the undersigned in connection with the aforementioned matters.

DATED this 31st day of October, 2002.

/s/ Mitchell A. Johnson
Mitchell A. Johnson

POWER OF ATTORNEY
The FBR Fund for Government Investors

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Susan L. Silva and Patrick W.D. Turley, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in and all of his or her capacities as a Trustee of The FBR Fund for Government Investors (the "Fund"), a Delaware trust, to sign on his or her behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, filed by the Fund and any amendments and supplements thereto, and other documents in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, and each of them, may lawfully do or cause to be done by virtue hereof. This power of attorney hereby revokes any and all powers of attorney previously granted by the undersigned in connection with the aforementioned matters.

DATED this 31st day of October, 2002.

/s/ F. David Fowler
F. David Fowler

POWER OF ATTORNEY
The FBR Fund for Government Investors

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Susan L. Silva and Patrick W.D. Turley, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in and all of his or her capacities as a Trustee of The FBR Fund for Government Investors (the "Fund"), a Delaware trust, to sign on his or her behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, filed by the Fund and any amendments and supplements thereto, and other documents in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, and each of them, may lawfully do or cause to be done by virtue hereof. This power of attorney hereby revokes any and all powers of attorney previously granted by the undersigned in connection with the aforementioned matters.

DATED this 31st day of October, 2002.

/s/ Michael A. Willner
Michael A. Willner